SHARE CAPITAL - Loss per share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SHARE CAPITAL
Net loss Attributable to equity holders of the Company	$ (4,190,368)	$ (3,757,057)
Basic loss per share	$ (4,190,368)	$ (3,757,057)
Basic loss per share (in shares)	180,599,824	171,635,884
Basic loss per share (in Dollars per share)	$ (0.02)	$ (0.02)
Effect of dilutive securities:
Diluted loss per share	$ (4,190,368)	$ (3,757,057)
Diluted loss per share (in shares)	180,599,824	171,635,884
Diluted loss per share (in Dollars per share)	$ (0.02)	$ (0.02)
Stock options
Effect of dilutive securities:
Number of antidilutive shares	0	0